Fair value of financial instruments	6 Months Ended
Jun. 30, 2026
Disclosure of fair value measurement of assets [abstract]
Fair value of financial instruments	Fair value of financial instruments
This note should be read in conjunction with Note 16 Fair value of financial instruments of the Barclays Bank PLC Annual
Report 2025 which provides more detail regarding accounting policies adopted, valuation methodologies used in calculating fair value and the valuation control framework which governs oversight of valuations. There have been no changes in the accounting policies adopted in the period. During the period, the Barclays Bank Group further enhanced its fair value levelling framework. These enhancements enabled a more granular assessment of input observability and a broader application of significance assessments in determining the fair value hierarchy classification of financial instruments.
Valuation
The following table shows the Barclays Bank Group’s assets and liabilities that are held at fair value disaggregated by the fair value hierarchy and balance sheet classification:

Assets and liabilities held at fair value
	Valuation techniques used
	Quoted market prices	Observable inputs	Significant unobservable inputs
	Level 1	Level 2	Level 3	Total
As at 30.06.26	£m	£m	£m	£m
Trading portfolio assets	127,559	72,375	8,778	208,712
Financial assets at fair value through the income statement	6,446	201,270	4,120	211,836
Derivative financial instruments	61	301,204	1,973	303,238
Financial assets at fair value through other comprehensive income	32,290	13,726	2,270	48,286
Investment property	—	—	42	42
Total assets	166,356	588,575	17,183	772,114
Trading portfolio liabilities	(61,743)	(14,651)	(79)	(76,473)
Financial liabilities designated at fair value	(1,678)	(316,195)	(2,477)	(320,350)
Derivative financial instruments	(47)	(288,868)	(2,855)	(291,770)
Total liabilities	(63,468)	(619,714)	(5,411)	(688,593)

As at 31.12.25
Trading portfolio assets	110,773	68,623	10,347	189,743
Financial assets at fair value through the income statement	5,015	173,801	6,186	185,002
Derivative financial instruments	108	250,374	1,710	252,192
Financial assets at fair value through other comprehensive income	31,640	8,110	3,068	42,818
Investment property	—	—	43	43
Total assets	147,536	500,908	21,354	669,798
Trading portfolio liabilities	(42,009)	(14,733)	(87)	(56,829)
Financial liabilities designated at fair value	(1,702)	(286,972)	(4,853)	(293,527)
Derivative financial instruments	(93)	(237,599)	(3,065)	(240,757)
Total liabilities	(43,804)	(539,304)	(8,005)	(591,113)
The following table shows the Barclays Bank Group’s Level 3 assets and liabilities that are held at fair value disaggregated by product type:

As at 30.06.26	Loans	Corporate debt	Asset backed securities	Government and Government sponsored debt	Private equity investments	Issued debt	Reverse repurchase and repurchase agreements	Interest rate derivatives	Equity derivatives	Other products[1]	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Trading portfolio assets	3,156	1,873	1,670	1,342	—	—	—	—	—	737	8,778
Financial assets at fair value through the income statement	2,979	465	271	33	308	—	—	—	—	64	4,120
Derivative financial instruments	—	—	—	—	—	—	—	942	286	745	1,973
Financial assets at fair value through other comprehensive income	2,192	60	11	7	—	—	—	—	—	—	2,270
Investment property	—	—	—	—	—	—	—	—	—	42	42
Total assets	8,327	2,398	1,952	1,382	308	—	—	942	286	1,588	17,183
Trading portfolio liabilities	—	(46)	—	(4)	—	—	—	—	—	(29)	(79)
Financial liabilities designated at fair value	—	—	—	—	—	(2,396)	—	—	—	(81)	(2,477)
Derivative financial instruments	—	—	—	—	—	—	—	(1,436)	(424)	(995)	(2,855)
Total liabilities	—	(46)	—	(4)	—	(2,396)	—	(1,436)	(424)	(1,105)	(5,411)

As at 31.12.25	Loans	Corporate debt	Asset backed securities	Government and Government sponsored debt	Private equity investments	Issued debt	Reverse repurchase and repurchase agreements	Interest rate derivatives	Equity derivatives	Other products[1]	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Trading portfolio assets	5,667	1,849	874	1,513	—	—	—	—	—	444	10,347
Financial assets at fair value through the income statement	4,620	905	188	33	268	—	97	—	—	75	6,186
Derivative financial instruments	—	—	—	—	—	—	—	759	520	431	1,710
Financial assets at fair value through other comprehensive income	2,235	25	756	52	—	—	—	—	—	—	3,068
Investment property	—	—	—	—	—	—	—	—	—	43	43
Total assets	12,522	2,779	1,818	1,598	268	—	97	759	520	993	21,354
Trading portfolio liabilities	—	(36)	—	(34)	—	—	—	—	—	(17)	(87)
Financial liabilities designated at fair value	—	—	—	—	—	(3,760)	(887)	—	—	(206)	(4,853)
Derivative financial instruments	—	—	—	—	—	—	—	(612)	(1,602)	(851)	(3,065)
Total liabilities	—	(36)	—	(34)	—	(3,760)	(887)	(612)	(1,602)	(1,074)	(8,005)
1Other products include certificate of deposits, funds and fund-linked products, equity cash products, investment property, credit derivatives and foreign exchange derivatives.
Assets and liabilities transferred between Level 1 and Level 2
During the six-month period ended 30 June 2026, there were no assets or liabilities transferred between Level 1 and Level 2
(year ended 31 December 2025: £33.5bn assets and £(9.8)bn liabilities transferred from Level 2 to Level 1).
Level 3 movement analysis
The following table summarises the movements in the Level 3 balances during the six-month period. Transfers have been reflected as if they had taken place at the beginning of the period.
Assets and liabilities transferred between Level 2 and Level 3 primarily reflect the application of the enhanced fair value levelling framework, including refinements to observability assessments and significance testing methodologies, together with the reassessment of fair value hierarchy classifications at the reporting date. Transfers include £3.5bn assets and
£(2.3)bn liabilities transferred from Level 3 to Level 2 reflecting these enhancements.

Analysis of movements in Level 3 assets and liabilities
	As at 01.01.26					Total gains and (losses) in the period recognised in the income statement		Total gains and (losses) in the period recognised in OCI	Transfers		As at 30.06.26
		Purchases	Sales	Issues	Settlements	Trading income[2]	Other income		In	Out
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Trading portfolio assets	10,347	4,116	(2,052)	—	(2,133)	35	—	—	586	(2,121)	8,778
Financial assets at fair value through the income statement	6,186	1,438	(1,101)	—	(1,019)	(51)	25	—	32	(1,390)	4,120
Financial assets at fair value through other comprehensive income	3,068	452	(247)	—	(953)	1	—	—	—	(51)	2,270
Investment property	43	—	—	—	—	(1)	—	—	—	—	42
Trading portfolio liabilities	(87)	(62)	41	—	—	12	—	—	(15)	32	(79)
Financial liabilities designated at fair value	(4,853)	—	—	(1,278)	504	67	—	—	(265)	3,348	(2,477)
Net derivative financial instruments[1]	(1,355)	(487)	59	—	—	102	(1)	—	(79)	879	(882)
Total	13,349	5,457	(3,300)	(1,278)	(3,601)	165	24	—	259	697	11,772

	As at 01.01.25					Total gains and (losses) in the period recognised in the income statement		Total gains and (losses) in the period recognised in OCI	Transfers		As at 30.06.25
		Purchases	Sales	Issues	Settlements	Trading income[2]	Other income		In	Out
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Trading portfolio assets	10,115	4,125	(3,524)	—	(1,147)	136	—	—	439	(265)	9,879
Financial assets at fair value through the income statement	5,991	2,388	(1,170)	—	(469)	(117)	(19)	—	63	(280)	6,387
Financial assets at fair value through other comprehensive income	3,674	566	(1,399)	—	(6)	3	29	—	277	—	3,144
Investment property	9	33	—	—	—	—	—	—	—	—	42
Trading portfolio liabilities	(395)	(46)	28	—	—	37	—	—	(57)	9	(424)
Financial liabilities designated at fair value	(3,241)	—	91	(617)	31	88	—	—	(179)	996	(2,831)
Net derivative financial instruments[1]	(1,108)	(19)	249	—	2	166	1	—	(34)	(135)	(878)
Total	15,045	7,047	(5,725)	(617)	(1,589)	313	11	—	509	325	15,319
1The derivative financial instruments are represented on a net basis. On a gross basis, derivative financial assets were £1,973m (June 2025:
£1,983m) and derivative financial liabilities were £(2,855)m (June 2025: £(2,861)m.
2Trading income represents gains and losses on Level 3 financial instruments which in the majority are offset by losses and gains on financial instruments disclosed in Level 2.
Unrealised gains and losses on Level 3 assets and liabilities
The following table discloses the unrealised gains and losses recognised in the six-month period arising on Level 3 assets and liabilities held at the period end:

	Half year ended 30.06.26				Half year ended 30.06.25
	Income statement		Other comprehensive income	Total	Income statement		Other comprehensive income	Total
	Trading income[1]	Other income			Trading income	Other income
	£m	£m	£m	£m	£m	£m	£m	£m
Trading portfolio assets	26	—	—	26	21	—	—	21
Financial assets at fair value through the income statement	(52)	26	—	(26)	(117)	(20)	—	(137)
Financial assets at fair value through other comprehensive income	—	—	—	—	3	28	—	31
Investment property	—	—	—	—	—	—	—	—
Trading portfolio liabilities	12	—	—	12	34	—	—	34
Financial liabilities designated at fair value	70	—	—	70	86	—	—	86
Net derivative financial instruments	104	(1)	—	103	165	1	—	166
Total	160	25	—	185	192	9	—	201
1Trading income represents gains and losses on Level 3 financial instruments which in the majority are offset by losses and gains on financial instruments disclosed in Level 2.
Valuation techniques and sensitivity analysis
Sensitivity analysis is performed on products with significant unobservable inputs (Level 3) to generate a range of reasonably possible alternative valuations. The sensitivity methodologies applied take account of the nature of valuation techniques used, as well as the availability and reliability of observable proxy and historical data and the impact of using alternative models. These methodologies primarily leverage the prudent valuation framework when determining sensitivities.
Sensitivities are based on either range or spread data from reliable reference source or a scenario based on relevant market analysis alongside the impact of using alternative models. Sensitivities are calculated without reflecting the impact of any diversification in the portfolio.
The valuation and sensitivity methodologies applied in the current period are consistent with those described in Note 16,
Fair value of financial instruments, in the Barclays Bank PLC Annual Report 2025.

Sensitivity analysis of valuations using unobservable inputs (Relates to Level 3 Portfolios)
	As at 30.06.26				As at 31.12.25
	Favourable changes		Unfavourable changes		Favourable changes		Unfavourable changes
	Income statement	Equity	Income Statement	Equity	Income statement	Equity	Income Statement	Equity
	£m	£m	£m	£m	£m	£m	£m	£m
Loans	187	3	(229)	(40)	201	21	(297)	(37)
Corporate debt	72	—	(87)	—	88	—	(68)	—
Asset backed securities	110	1	(88)	(1)	51	6	(43)	(6)
Government and Government sponsored debt	55	—	(53)	—	45	—	(41)	—
Private equity investments	47	—	(47)	—	37	—	(37)	—
Interest rate derivatives	127	—	(132)	—	109	—	(134)	—
Equity derivatives	375	—	(375)	—	336	—	(336)	—
Other products[1]	55	21	(55)	(34)	105	312	(104)	(89)
Total	1,028	25	(1,066)	(75)	972	339	(1,060)	(132)
1 Other products includes funds and fund linked products, equity cash products, credit derivatives and foreign exchange derivatives.
The effect of stressing unobservable inputs to a range of reasonably possible alternatives, alongside considering the impact of using alternative models, would be to increase fair values by up to £1,053m (December 2025: £1,311m) or to decrease fair values by up to £1,141m (December 2025: £1,192m) with substantially all of the potential effect impacting profit and loss rather than reserves.
Significant unobservable inputs
The valuation techniques and significant unobservable inputs for Level 3 assets and liabilities recognised at fair value are broadly consistent with Note 16 Fair value of financial instruments in the Barclays Bank PLC Annual Report 2025.
Fair value adjustments
Key balance sheet valuation adjustments are quantified below:

	As at 30.06.26	As at 31.12.25
	£m	£m
Exit price adjustments derived from market bid-offer spreads	(704)	(618)
Uncollateralised derivative funding	49	62
Derivative credit valuation adjustments	(162)	(155)
Derivative debit valuation adjustments	103	119
Unrecognised gains as a result of the use of valuation models using unobservable inputs
The amount that is yet to be recognised in income, relating to the difference between the transaction price (the fair value at initial recognition) and the amount that would have arisen had valuation models using unobservable inputs been used on initial recognition, is £218m (December 2025: £258m) for financial instruments measured at fair value. These unrecognised gains decreased by amortisation and releases of £73m (December 2025: £63m) offset by £33m (December 2025: £54m)
from additions and FX revaluation. For financial instruments carried at amortised cost, the amount that is yet to be recognised in income is £15m (December 2025: £16m). There are amortisation and releases of £1m (December 2025:
£1m) with additions of £nil (December 2025: £nil).
Third party credit enhancements
Structured and brokered certificates of deposit issued by the Barclays Bank Group are insured up to $250,000 per depositor by the Federal Deposit Insurance Corporation (FDIC) in the United States. The FDIC is funded by fees that the Barclays Bank
Group and other banks pay for deposit insurance coverage. The carrying value of these issued certificates of deposit that are designated under the IFRS 9 fair value option includes this third-party credit enhancement. The on-balance sheet value of these brokered certificates of deposit amounted to £1,948m (December 2025: £4,156m).
Comparison of carrying amounts and fair values for assets and liabilities not held at fair value
Valuation methodologies employed in calculating the fair value of financial assets and liabilities not held at fair value are consistent with those described within Note 16 Fair value of financial instruments in the Barclays Bank PLC Annual Report
2025.
The following table summarises the fair value of financial assets and liabilities not held at fair value on the Barclays Bank
Group’s balance sheet:

	As at 30.06.26		As at 31.12.25
	Carrying amount	Fair value	Carrying amount	Fair value
Financial assets	£m	£m	£m	£m
Debt securities at amortised cost	56,579	55,676	55,153	54,165
Loans and advances at amortised cost	156,430	157,961	150,786	152,780
Reverse repurchase agreements and other similar secured lending	12,238	12,238	17,662	17,662
Assets included in disposal groups classified as held for sale	—	—	5,801	6,065

Financial liabilities
Deposits at amortised cost	(353,833)	(353,900)	(344,751)	(344,803)
Repurchase agreements and other similar secured borrowing	(20,013)	(20,013)	(18,651)	(18,651)
Debt securities in issue	(62,773)	(62,712)	(57,229)	(57,170)
Subordinated liabilities	(43,252)	(45,423)	(45,239)	(47,511)